Fair Value Measurements - Schedule of Changes in Fair Value of Warrants (Details) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance	$ 53,801,110	$ 25,275,880
Change in fair value of derivative warrant liabilities	(22,137,870)	28,525,230
Ending balance	$ 31,663,240	$ 53,801,110